INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income Taxes [Line Items]
Net deferred tax assets	$ 18,875	$ 23,951
Deferred tax liability	931	533
Change in valuation allowance	$ 3,600	1,800
Ownership percentage	5.00%
Stockholder owning ownership on corporation's securities rolling period	3 years
Deferred employer-paid portion of social security taxes	$ 5,300
Unrecognized tax benefits, including interest, related to federal, state and foreign taxes	2,500	2,800
Expected any unrecognized tax benefits to reverse in the next twelve months	600
Increase (decrease) in liabilities for interest expense related to uncertain tax positions		100
Federal
Income Taxes [Line Items]
Operating loss carryforwards	2,100,000
State
Income Taxes [Line Items]
Operating loss carryforwards	111,100
Foreign
Income Taxes [Line Items]
Operating loss carryforwards	73,400
Foreign net operating loss carryforward with indefinite period	57,000
Federal and State
Income Taxes [Line Items]
Net capital loss carryforwards	34,200
Other Assets
Income Taxes [Line Items]
Net deferred tax assets	200	300
Other Long -term Liabilities
Income Taxes [Line Items]
Deferred tax liability	$ 1,200	$ 800